NOTE 18 WARRANTS (Details) - Schedule of Warrant Valuation (Convertible Note on December 30, 2010 [Member], Tangiers Investors, LP [Member], USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012
Convertible Note on December 30, 2010 [Member] | Tangiers Investors, LP [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.029
Exercise Price of Warrants (in Dollars per Share)	$ 0.05	$ 0.05
Term of Warrants (years)	5 years
Computed Volatility	375.00%
Annual Dividends	0.00%
Discount Rate	2.06%